Revenue by Categories - Schedule of Revenue Generated from Different Continents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue	[1]	$ 305,819	$ 183,909	$ 137,908
Revenue in %	[1]	100.00%	100.00%	100.00%
North America [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 155,736	$ 99,043	$ 98,003
Revenue in %		51.00%	54.00%	71.00%
Asia [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 94,171	$ 31,113	$ 10,320
Revenue in %		31.00%	17.00%	7.00%
Europe [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 41,298	$ 47,372	$ 28,602
Revenue in %		13.00%	26.00%	21.00%
Others [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 14,614	$ 6,381	$ 983
Revenue in %		5.00%	3.00%	1.00%

[1]	Total revenue excludes BTC self-mining revenue.